Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Net revenues:
Ancillary network	$ 4,293	$ 5,656	$ 15,640	$ 16,161
Urgent and primary care	2,225	1,107	7,251	1,581
Total net revenues	6,518	6,763	22,891	17,742
Operating expenses:
Ancillary network provider payments	3,130	3,929	11,598	11,562
Ancillary network administrative fees	275	278	799	805
Ancillary network other operating costs	1,080		2,985
Ancillary network prepaid write-off			487
Salaries, wages, contract medical professional fees and related expenses	2,493	2,406	8,331	5,513
Facility expenses	337	212	1,048	474
Medical supplies	225	66	623	93
Other operating expenses	1,183	1,265	5,344	3,063
Intangible asset impairment			520
Depreciation and amortization	274	235	857	628
Total operating expenses	8,997	8,391	32,592	22,138
Operating (loss)	(2,479)	(1,628)	(9,701)	(4,396)
Other (income) expense :
(Gain) on cancellation of acquisition promissory note	(289)		(289)
Interest expense:
Interest expense	101	28	277	37
(Gain)/loss on warrant liability, net of deferred loan fees amortization	(101)	24	(489)	24
Total other (income) expense and interest expense	(289)	52	(501)	61
Loss before income taxes	(2,190)	(1,680)	(9,200)	(4,457)
Income tax expense (benefit)		(226)	10	(225)
Net (loss)	$ (2,190)	$ (1,454)	$ (9,210)	$ (4,232)
Basic net loss per share (in Dollars per share)	$ (0.32)	$ (0.22)	$ (1.35)	$ (0.67)
Diluted net loss per share (in Dollars per share)	$ (0.39)	$ (0.22)	$ (1.60)	$ (0.67)
Basic weighted-average shares outstanding (in Shares)	6,921	6,745	6,847	6,290
Diluted weighted-average shares outstanding (in Shares)	7,038	6,745	6,913	6,290